Related Party Transactions - Schedule of Related Party Transactions (Details) - USD ($)		6 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025
Schedule of Related Party Transactions [Line Items]
Subtotal				$ 117
Less: allowance for credit losses
Total advance to suppliers – a related party	[1]	7,862,200		8,475,048
Total revenue from related parties		$ 190,421,385	$ 98,003,465
Mr. Mei Kanayama [Member]
Schedule of Related Party Transactions [Line Items]
Relationships with related parties		Representative director, director, and controlling shareholder
Total due to related parties		$ 1,525,436		13,930
DinnerBank Co., Ltd. (“DinnerBank”) [Member]
Schedule of Related Party Transactions [Line Items]
Relationships with related parties		An entity of which Mr. Kanayama’s wife is a director and the representative director
Tokushin G.K.[Member]
Schedule of Related Party Transactions [Line Items]
Relationships with related parties		A shareholder of the Company.
Total due to related parties		$ 1,492		3,328
Crossing Cards [Member]
Schedule of Related Party Transactions [Line Items]
Relationships with related parties		An equity investment entity of the Company
Total advance to suppliers – a related party		$ 29,384
Total purchase from related parties		$ 330,629
Takuetsu Kokusai Co., Ltd. [Member]
Schedule of Related Party Transactions [Line Items]
Relationships with related parties		The entity’s representative director is Mr. Kanayama’s wife
Subtotal				12
Total due from related parties		780		732
Total revenue from related parties		93
Total purchase from related parties		288
DinnerBank [Member]
Schedule of Related Party Transactions [Line Items]
Subtotal				105
Total due from related parties		773		476
Total due to related parties		3,379		10,420
Total revenue from related parties		2,656	6,866,951
Total purchase from related parties		321,623	4,969,413
Related Party [Member]
Schedule of Related Party Transactions [Line Items]
Total accounts receivable, net –related parties				117
Total due from related parties		1,553		1,208
Total advance to suppliers – a related party		29,384
Total accounts payable – a related party		100,628		2,678,588
Total due to related parties		1,530,307		$ 27,678
Total revenue from related parties		2,749	6,866,951
Total purchase from related parties		$ 652,540	$ 4,969,413

[1]	Advances to suppliers consist of mainly payments to suppliers for products that have not been received. The Company entered into a sales agreement with a wholesale customer and received advance payment of $7.0 million during the fiscal year ended March 31, 2025. In order to fulfill the sales agreement, the Company made advance payments to its suppliers to secure the products. The delivery of the products to the wholesale customer has been postponed due to the delay in payment of second instalment from the customer. The Company is currently actively communicating with the customer for payment.